Financing receivables, net - (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Impairment of investments	¥ 43,861	$ 6,722	¥ 62,334	¥ 35,348
Impairment of financing Receivable	0
Loans past due	325,454		307,626
Financing Receivable, Net	129,766		234,724
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivables, Non-accrual Status	130,311		83,374
Micro Credit personal Loans [Member]
Impairment Charges in General and Administrative Expenses	¥ 4,700		104,000
Corporate Loans [Member]
Sale-and-leaseback arrangements under corporate loans , the principal amount due in January 2019 and the lessee unable to repay			15,000
Impairment of investments			67,000
Financing Receivable, Net			¥ 195,000